SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Short-term investments	$ 1,989,712		$ 3,094,208	$ 1,131,267
Accrued interest	41,005		62,788	23,556
Allowance for doubtful accounts	585,275		266,351	175,135
Allowance for credit loss on loans to third parties and employees	431,520		80,877	19,647
Allowance for credit loss for other receivable	0		3,526	0
Provision for credit loss	11,698		13,247	6,040
Inventory reserve	22,772		18,182	19,830
Impairment for operating lease right-of-use lease assets	0	$ 0	0	0	$ 0
Impairment of long-lived assets	$ 0	0	$ 0	0	0
Property, plant and equipment, useful life	5 years		5 years
Deferred IPO costs	$ 1,092,527		$ 999,182
Revenue recognized from opening deferred revenue	$ 163,914	143,056	$ 164,118	328,384	219,144
Revenue, Practical Expedient, Financing Component [true false]	true		true
Research and development expense	$ 84,242	9,999	$ 19,954	223,136	250,344
Employee social security and welfare benefits expense	$ 202,037	$ 194,574	$ 394,779	$ 434,612	465,962
Number of dilutive securities (in Shares)	0		0	0
Number of operating segments	1		1
Number of reportable segments	1		1
Allowance for credit losses for security deposits and other assets			$ 0	$ 0
Deferred revenue	$ 1,092,527		999,182	598,661
Nonrelated Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Allowance for credit losses for accounts receivable	1,138,664		668,195	133,449	256,882
Allowance for doubtful accounts	$ 585,275		266,351	175,135	$ 254,538
Previously Reported [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deferred IPO costs			$ 0	$ 433,007
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of value added tax	5.00%		5.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of value added tax	13.00%		13.00%